August 3, 2001



Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC 20549

Re:      DREYFUS CALIFORNIA INTERMEDIATE  MUNICIPAL BOND FUND
         811-06610; 33-46586

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on July 30, 2001, pursuant to Rule 485(b).

                                                      Very truly yours,



                                                      /s/Faria Adam

                                                      Faria Adam